Financial Risk (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and receivables, gross		$ 5,892,997
Loans, Stage 1
Loans and receivables, gross		5,602,157
Loans, Stage 2
Loans and receivables, gross		228,995
Loans, Stage 3
Loans and receivables, gross		61,845
Current
Loans and receivables, gross	$ 4,911,397	5,878,321
Current | Loans, Stage 1
Loans and receivables, gross	4,613,468	5,602,157
Current | Loans, Stage 2
Loans and receivables, gross	287,336	228,995
Current | Loans, Stage 3
Loans and receivables, gross	$ 10,593	47,169
Later than three months and not later than four months [member]
Loans and receivables, gross		3,724
Later than three months and not later than four months [member] | Loans, Stage 3
Loans and receivables, gross		3,724
Later than one eighty days [Member]
Loans and receivables, gross		10,952
Later than one eighty days [Member] | Loans, Stage 3
Loans and receivables, gross		10,952
Total past due [Member]
Loans and receivables, gross		14,676
Total past due [Member] | Loans, Stage 3
Loans and receivables, gross		$ 14,676